Accumulated Other Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning Balance, Derivatives	$ (3,236)		$ (2,535)		$ (3,458)
Beginning Balance, Employee Benefit Plans	(3,947)		(4,092)		(4,642)
Beginning Balance, Foreign Currency	(256)		(493)		(704)
Beginning Balance, Total	(66)		(5,619)		(10,825)
Cumulative Adjustment for Accounting Changes					(71)	[1]
Net Change in Fair Value Recorded in Accumulated OCI, Derivatives	(1,567)		(1,108)		153
Net Change in Fair Value Recorded in Accumulated OCI, Employee Benefit Plans	(714)	[2]	(104)	[2]	318	[2]
Net Change in Fair Value Recorded in Accumulated OCI, Foreign Currency	(34)	[3]	(44)	[3]	211	[3]
Net Change In Fair Value Recorded In Accumulated OCI, Total	(523)		6,611		9,697
Net Realized (Gains) Losses Reclassified into Earnings, Derivatives	1,018		407		770
Net Realized (Gains) Losses Reclassified into Earnings, Employee Benefit Plans	270		249		232
Net Realized (Gains) Losses Reclassified into Earnings, Foreign Currency	(74)		281
Net Realized Gains Losses Reclassified Into Earnings, Total	(4,848)		(1,171)		(4,420)
Ending Balance, Securities	3,100
Ending Balance, Derivatives	(3,785)		(3,236)		(2,535)
Ending Balance, Employee Benefit Plans	(4,391)		(3,947)		(4,092)
Ending Balance, Foreign Currency	(364)		(256)		(493)
Ending Balance, Total	(5,437)		(66)		(5,619)
Debt [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning Balance, Securities	714		(628)		(5,956)
Cumulative Adjustment for Accounting Changes					(71)	[1]
Net Change in Fair Value Recorded in Accumulated OCI, Securities	4,331		2,210		6,364
Net Realized (Gains) Losses Reclassified into Earnings, Securities	(1,945)		(981)		(965)
Ending Balance, Securities	3,100		714		(628)
Equity [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning Balance, Securities	6,659		2,129		3,935
Net Change in Fair Value Recorded in Accumulated OCI, Securities	(2,539)		5,657		2,651
Net Realized (Gains) Losses Reclassified into Earnings, Securities	(4,117)		(1,127)		(4,457)
Ending Balance, Securities	3		6,659		2,129
Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Cumulative Adjustment for Accounting Changes			(116)
Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member] | Debt [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Cumulative Adjustment for Accounting Changes			(116)
Credit-related notes [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Cumulative Adjustment for Accounting Changes			229
Credit-related notes [Member] | Debt [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Cumulative Adjustment for Accounting Changes			$ 229

[1]	For additional information on the adoption of new accounting guidance, see Note 1 – Summary of Significant Accounting Principles and Note 5 – Securities.
[2]	Net change in fair value represents after-tax adjustments based on the final year-end actuarial valuations. For more information on employee benefit plans, see Note 19 – Employee Benefit Plans.
[3]	Net change in fair value represents only the impact of changes in spot foreign exchange rates on the Corporation’s net investment in non-U.S. operations and related hedges.